Cover	Sep. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2021
Entity File Number	000-27237
Entity Registrant Name	MARIZYME, INC.
Entity Central Index Key	0001413754
Entity Tax Identification Number	82-5464863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	555 Heritage Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(561) 935-9955
Local Phone Number	935-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	MRZM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false